BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund (the “Fund”)

Supplement dated May 2, 2016
to the Prospectus
dated September 8, 2015, as supplemented January 6, 2016

This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.

Effective May 2, 2016, Jamie Pagliocco has been appointed Head of Global Bond Trading at FIAM, LLC (“FIAM”) and will no longer serve as a portfolio manager for the portion of the Fund’s assets allocated to FIAM. Mark Sommer and Kevin Ramundo, who have served as portfolio managers to the Fund since the Fund’s inception, will continue to serve as portfolio managers to the Fund. Accordingly, the Prospectus is supplemented as follows:

1.	Effective immediately, the table entitled “FIAM” in the sub-section entitled “Sub-advisers and Portfolio Managers – FIAM” under the section entitled “Summary Section” is replaced with the following:

FIAM

Portfolio Manager(s)	Position with FIAM	Length of Service to the Fund
Kevin Ramundo	Portfolio Manager	Since Inception
Mark Sommer	Portfolio Manager	Since Inception

2.
Effective immediately, the information concerning FIAM  in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Management of the Funds” is replaced with the following:

Sub-adviser	Portfolio Managers	Length of Service to the Fund	Business Experience During the Past Five Years
FIAM	Kevin Ramundo	Since Inception	Fidelity, 2000 to present, research analyst and portfolio manager
	Mark Sommer	Since Inception	Fidelity, 1992 to present, quantitative analyst and portfolio manager

Kevin Ramundo
Portfolio Manager

Kevin Ramundo has been a portfolio manager of the Fund since inception and also manages other funds. He joined Fidelity in 2000 and worked as a research analyst and portfolio manager.

Mark Sommer
Portfolio Manager

Mark Sommer has been a portfolio manager of the Fund since inception. Since joining Fidelity in 1992, Mr. Sommer has worked as a quantitative analyst and portfolio manager.

BRIDGE BUILDER TRUST

Bridge Builder Municipal Bond Fund (the “Fund”)

Supplement dated May 2, 2016
to the Statement of Additional Information (the “SAI”)
dated September 8, 2015, as supplemented January 6, 2016

This supplement provides new and additional information beyond that contained in the
SAI and should be read in conjunction with the SAI.

Effective May 2, 2016, Jamie Pagliocco has been appointed Head of Global Bond Trading at FIAM, LLC (“FIAM”) and will no longer serve as a portfolio manager for the portion of the Fund’s assets allocated to FIAM. Mark Sommer and Kevin Ramundo, who have served as portfolio managers to the Fund since the Fund’s inception, will continue to serve as portfolio managers to the Fund. Accordingly, all reference to Jamie Pagliocco in the SAI are hereby deleted.